Label	Element	Value
Amplify Samsung U.S. Natural Gas Infrastructure ETF | Williams Cos., Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.80%
Amplify Samsung U.S. Natural Gas Infrastructure ETF | Solaris Energy Infrastructure, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.60%
Amplify Samsung U.S. Natural Gas Infrastructure ETF | Kinder Morgan, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.10%
Amplify Samsung U.S. Natural Gas Infrastructure ETF | MPLX LP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.40%
Amplify Samsung U.S. Natural Gas Infrastructure ETF | Enbridge, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.20%
Amplify Samsung U.S. Natural Gas Infrastructure ETF | Bloom Energy Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.60%
Amplify Samsung U.S. Natural Gas Infrastructure ETF | Plains GP Holdings LP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.30%
Amplify Samsung U.S. Natural Gas Infrastructure ETF | TC Energy Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.20%
Amplify Samsung U.S. Natural Gas Infrastructure ETF | DT Midstream, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
Amplify Samsung U.S. Natural Gas Infrastructure ETF | Energy Transfer LP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.90%
Amplify Samsung U.S. Natural Gas Infrastructure ETF | Energy [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	82.40%
Amplify Samsung U.S. Natural Gas Infrastructure ETF | Industrials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.40%
Amplify Samsung U.S. Natural Gas Infrastructure ETF | Utilities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.20%
Amplify Samsung U.S. Natural Gas Infrastructure ETF | Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Amplify Samsung U.S. Natural Gas Infrastructure ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%